---------------------------
                                                      OMB APPROVAL
                                                     ---------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: February 28, 2006

                                                      Estimated average burden
                                                      hours per response: 20.0
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

          Van Eck Worldwide Insurance Trust-Worldwide Hard Assets Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 3/31/05
                         ---------

ITEM 1.  Schedule of Investments.

Worldwide Hard Assets Fund
Schedule of Portfolio Investments
March 31, 2005 (unaudited)

                                      Shares/
Country                           Principal Amount    Security                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS;
AUSTRALIA: 6.2%
                                        3,975,540    Aviva Corp. Ltd. +                                         $    184,493
                                        1,923,395    Cooper Energy NL +                                              371,912
                                          625,000    Iiuka Resources Ltd.                                          2,745,748
                                          302,606    Newcrest Mining Ltd.                                          4,074,821
                                          107,447    NGM Resources Ltd. +                                              8,726
                                        1,811,000    Oil Search Ltd.                                               3,389,737
                                          532,000    Portman Ltd.                                                  1,592,410
                                          334,500    Santos Ltd.                                                   2,328,471
                                          877,550    Zinifex Ltd. +                                                2,015,861
                                                                                                               -------------
                                                                                                                  16,712,179
                                                                                                               -------------
BRAZIL: 1.3%
                                           16,500    Cia Vale Do Rio Doce (Sponsored ADR)                            521,565
                                           67,000    Petroleo Brasileiro S.A. (ADR)                                2,960,060
                                                                                                               -------------
                                                                                                                   3,481,625
                                                                                                               -------------
CANADA: 20.9%
                                          452,900    Aur Resources, Inc.                                           2,643,087
                                          738,500    Bema Gold Corp. +                                             1,977,880
                                        1,614,800    Brazilian Resources, Inc. +                                     110,123
                                           11,610    Brookfield Homes Corp.                                          490,058
                                           45,000    Brookfield Properties Corp.                                   1,150,155
                                           23,050    Brookfield Properties Corp. (USD)                               887,425
                                           73,500    Dofasco, Inc.                                                 2,165,964
                                          296,700    Domtar, Inc.                                                  2,521,245
                                          154,800    Domtar, Inc. (USD)                                            1,309,608
                                           63,850    Ensign Resources Service Group, Inc.                          1,422,408
                                          330,000    Find Energy Ltd. +                                              911,097
                                           83,000    First Capital Realty, Inc.                                    1,305,633
                                           80,000    FNX Mining Co., Inc. +                                          515,809
                                          249,000    Gammon Lake Resources, Inc. +                                 1,444,910
                                          725,000    Killam Properties, Inc. +                                     1,594,131
                                          561,000    LionOre Mining International Ltd. +                           3,153,379
                                        1,080,000    Miramar Mining Corp. +                                        1,169,498
                                           89,000    Noranda, Inc.                                                 1,788,460
                                          720,000    Northern Orion Resources, Inc. +                              2,089,027
                                          536,000    Northern Orion Resources, Inc. Warrants
                                                       (CAD 2.00, expiring 5/29/08) +                                731,060
                                           25,000    NQL Drilling Tools, Inc. (Class A) +                             58,896
                                          141,500    Parkbridge Lifestyles Communities, Inc. +                       695,950
                                           33,000    Penn West Petroleum Ltd.                                      2,184,997
                                           51,600    Petro-Canada                                                  2,985,576
                                          148,000    Petrolifera Petroleum*                                          122,339
                                          100,000    SFK Pulp Fund                                                   558,793
                                           27,200    Suncor Energy, Inc.                                           1,095,645
                                           48,800    Suncor Energy, Inc. (USD)                                     1,962,248
                                          213,000    Talisman Energy, Inc.                                         7,287,514
                                          363,000    TimberWest Forest Corp. (Stapled Units)                       4,434,916
                                           49,400    Trican Well Service Ltd. +                                    3,185,121
                                          770,000    Wheaton River Minerals Ltd. +                                 2,749,659
                                                                                                               -------------
                                                                                                                  56,702,611
                                                                                                               -------------
CHINA: 1.3%
                                        6,300,000    Aluminum Corporation of China Ltd.                            3,634,918
                                                                                                               -------------
FINLAND: 0.7%
                                          144,000    Storo Enso Oyj (R Shares)                                     2,021,994
                                                                                                               -------------
FRANCE: 1.4%
                                           32,500    Total SA (Sponsored ADR)                                      3,809,975
                                                                                                               -------------
HONG KONG: 0.5%
                                          145,600    Sun Hung Kai Properties Ltd.                                  1,320,777
                                                                                                               -------------
PERU: 0.4%
                                           49,900    Compania de Minas Buenaventura S.A. (ADR)                     1,136,722
                                                                                                               -------------
SOUTH AFRICA: 4.9%
                                          100,000    Gold Fields Ltd. (Sponsored ADR)                              1,149,000
                                           65,000    Impala Platinum Holdings Ltd.                                 5,471,380
                                          377,600    Randgold Resources Ltd. (ADR) +                               4,667,136
                                          169,700    Sappi Ltd. (ADR)                                              2,087,310
                                                                                                               -------------
                                                                                                                  13,374,826
                                                                                                               -------------
UNITED KINGDOM: 1.5%
                                          100,978    BHP Billiton PLC                                              1,355,425
                                          301,200    Vendanta Resources PLC                                        2,678,273
                                                                                                               -------------
                                                                                                                   4,033,698
                                                                                                               -------------
UNITED STATES: 53.9%
                                           42,500    Agnico-Eagle Mines Ltd. Warrants
                                                       (USD 19.00, expiring 11/14/07) +                              104,125
                                           55,420    Alcoa, Inc.                                                   1,684,214
                                           26,000    AMB Property Corp.                                              982,800
                                           24,600    American Commerical Lines, Inc. +                             1,525,200
                                           73,000    Apache Corp.                                                  4,469,790
                                          199,500    BJ Services Co.                                              10,350,060
                                           12,000    Boston Properties, Inc.                                         722,760
                                           65,300    Bunge Ltd.                                                    3,518,364
                                           52,000    Chicago Bridge & Iron Co. N.V.                                2,289,560
                                           29,700    Comstock Resources, Inc. +                                      853,578
                                           22,000    ConocoPhillips                                                2,372,480
                                           73,100    Cooper Cameron Corp. +                                        4,182,051
                                           52,700    Ensco International, Inc.                                     1,984,682
                                           55,500    FirstEnergy Corp.                                             2,328,225
                                           31,000    FMC Technologies Inc. +                                       1,028,580
                                           66,400    Forest Oil Corp. +                                            2,689,200
                                           49,200    Frontier Oil Corp.                                            1,783,992
                                          165,800    Glamis Gold Ltd. +                                            2,588,138
                                          132,000    GlobalSantaFe Corp.                                           4,889,280
                                           90,000    Golden Star Resources Ltd. Warrants
                                                       ($1.50, expiring 12/12/04) + *                                258,300
                                          235,300    Halliburton Co.                                              10,176,725
                                          115,200    Inco Ltd. +                                                   4,584,960
                                           97,750    Kerr-McGee Corp.                                              7,656,758
                                          181,200    La Quinta Corp. +                                             1,540,200
                                           14,800    Longview Fibre Co.                                              277,648
                                          132,000    McDermott International, Inc. +                               2,498,760
                                          195,100    Mercer International, Inc. +                                  1,785,165
                                           43,000    Murphy Oil Corp.                                              4,245,390
                                          156,000    Nabors Industries, Inc. +                                     9,225,840
                                          126,472    National-OilWell, Inc. +                                      5,906,261
                                           89,800    Newfield Exploration Co. +                                    6,668,548
                                           17,500    Noble Energy, Inc.                                            1,190,350
                                           32,300    Oil States International, Inc. +                                663,765
                                           60,398    PetroKazakhstan, Inc. (Class A)                               2,426,188
                                          176,300    Plains Exploration & Production +                             6,152,870
                                           91,000    Pope & Talbot, Inc.                                           1,599,780
                                          199,000    Pride International, Inc. +                                   4,943,160
                                           28,500    Quicksilver Resources, Inc. +                                 1,388,805
                                           96,600    Southwestern Energy Co. +                                     5,483,016
                                           20,000    Starwood Hotels & Resorts Worldwide, Inc.                     1,200,600
                                          144,200    Todco (Class A) +                                             3,726,128
                                           78,400    Valero Energy Corp.                                           5,744,368
                                            6,000    Walter Industries, Inc.                                         255,300
                                           47,000    Weatherford International Ltd. +                              2,723,180
                                           56,000    Weyerhaeuser Co.                                              3,836,000
                                                                                                               -------------
                                                                                                                 146,505,144
                                                                                                               -------------
Total Common Stocks: 93.0%
(Cost: $186,701,719)                                                                                             252,734,469
                                                                                                               -------------
Preferred Stocks:
RUSSIA: 0.5%
                                          22,200     Surgutneftegaz, Inc.
                                                     (Sponsored ADR)
                                                     (Cost: $74,370)                                               1,298,700
                                                                                                               -------------
Options Purchased:
AUSTRALIA: 0.0%
                                            39,755   Aviva Corp. Ltd.
                                                     Call Option-Strike AUD 0.10,
                                                     expiring 12/31/05
                                                     (Premiums paid: $11,068)                                        24,599
                                                                                                               -------------


                                                                                                Date of    Interest
Short-Term Obligation: 6.4%                                                                      Matury      Rate
                                      ----------------------------------------------------------------------------------------------
                                        17,340,000   Repurchase Agreement Purchased on 3/31/05;
                                                     maturity value $17,341,084 (with State
                                                     Street Bank & Trust Co., collateralized by
                                                     $18,045,000 Federal Home Loan Bank 2.625%
                                                     due 5/15/07 with a value of $17,688,232)
                                                     (Cost: $17,340,000)                         4/1/2005    2.25%       17,340,000
                                                                                                                      -------------

Total Investments: 99.9%
(Cost: $204,127,157)                                                                                                    271,397,768
Other assets less liabilities: 0.1%                                                                                         235,595
                                                                                                                      -------------
Net Assets: 100%                                                                                                      $ 271,633,363
                                                                                                                      =============




Summary of Investments by Industry                    % of Net Assets
----------------------------------------------------------------------
Agriculture                                                      1.3%
Electric                                                         0.9%
Engineering & Construction                                       1.8%
Forest Products & Paper                                          7.5%
Healthcare - Services                                            0.3%
Holding Companies - Diversified                                  0.1%
Home Builders                                                    0.2%
Iron & Steel                                                     1.4%
Lodging                                                          1.0%
Mining                                                          21.0%
Oil & Gas                                                       40.4%
Oil & Gas Services                                              14.1%
Real Estate                                                      2.3%
REITS                                                            0.6%
Transportation                                                   0.6%
Short-Term Obligation                                            6.4%
Other assets less liabilities                                    0.1%
                                                            ---------
                                                               100.0%
                                                            =========

Glossary:

ADR-American Depositary Receipt

+    Non-income producing

* Fair value as determined by a valuation committee under the direction of the Board of Trustees.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Hard Assets Fund


By   Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund
     -------------------------------------------------------------------------

Date May 27, 2005
     -------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund
     -----------------------------------------------------------------------

Date May 27, 2005
     -------------